CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2016
CAPITAL LEASE OBLIGATIONS
CAPITAL LEASE OBLIGATIONS

15.CAPITAL LEASE OBLIGATIONS

Certain computer equipment and optical fibers were acquired through capital leases entered into by the Company. Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	December 31, 2016
	RMB’000	US$’000

2017	77,290	11,132
2018	43,586	6,278
2019	1,542	222

Total minimum lease payment	122,418	17,632
Less: amount representing interest	(5,616)	(809)

Present value of remaining minimum lease payment	116,802	16,823

Including: current portion	72,851	10,493